ACQUISITIONS - Stillwater acquisition, consideration paid and related costs (Details) $ / shares in Units, R in Millions, $ in Millions			8 Months Ended		12 Months Ended
	May 04, 2017 USD ($) $ / shares	May 04, 2017 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Aug. 29, 2017 $ / shares	May 04, 2017 ZAR (R)
Disclosure of detailed information about business combination [line items]
Price offered per share | $ / shares								$ 18.00
CONSIDERATION
Acquisition related costs | R					R 552.1	R 157.0	R 25.7
Stillwater
Disclosure of detailed information about business combination [line items]
Price offered per share | $ / shares	$ 18
Percentage of control acquired	100.00%								100.00%
Revenue contributed			$ 688.3	R 9,161.6
Profit contributed			$ 152.4	R 2,028.1
CONSIDERATION
Cash	$ 2,080.7								R 27,174.5
Liability raised in respect of dissenting shareholders	104.5								1,364.3
Settlement of share-based payment awards (cash)	16.2								211.9
Total consideration	2,201.4								R 28,750.7
Acquisition related costs | R					R 528.5
Stillwater | Net deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Increase (decrease) due to remeasurement	(3.6)	R (46.7)
Stillwater | Property, plant and equipment member
Disclosure of detailed information about business combination [line items]
Increase (decrease) due to remeasurement	(9.4)	(123.7)
Stillwater | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) due to remeasurement	$ 5.8	R 77.0